Business acquisition T-15 Acquisition (Details) (USD $)	12 Months Ended	0 Months Ended
	Dec. 31, 2014	May 17, 2013	Sep. 30, 2013
Business Acquisition [Line Items]
Business Combination, Consideration Transferred	$ 2,695,000,000
Business Combination, Consideration Transferred, Liabilities Incurred	898,800,000
Working capital adjustments	(2,200,000)
Excess of purchase price over book value of net assets acquired, recorded as a reduction of equity	1,306,600,000
Cash	1,796,200,000
Tender Rig T15
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired		100.00%
Business Combination, Consideration Transferred		210,000,000
Business Combination, Consideration Transferred, Liabilities Incurred		100,500,000
Working capital adjustments		(34,900,000)
Excess of purchase price over book value of net assets acquired, recorded as a reduction of equity		79,400,000
Cash		109,500,000
Secured Debt [Member] | $440 facility
Business Acquisition [Line Items]
Maximum borrowing capacity			$ 440,000,000